Other Long-Term Liabilities (Details) - USD ($)		9 Months Ended		12 Months Ended
	Apr. 16, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Bonus Rights [Member]
Other Long-Term Liabilities [Line Items]
Maximum number of shares granted (in Shares)					370,448
Vested rights per share (in Dollars per share)					$ 40
Earned shares (in Shares)		95,071	95,071	95,071	71
Recognized a bonus right liability		$ 74,250		$ 84,125
General and administrative expenses		4,381	$ 4,382	75,830	$ 8,295
Research and development expenses		5,494	$ 1,236
Unrecognized compensation expense		$ 462,269		$ 14,660	$ 125,725
Bonus right awards are expected to vest (in Shares)		106,396		97,483	97,785
Bonus Rights [Member] | Previously Reported [Member]
Other Long-Term Liabilities [Line Items]
Recognized a bonus right liability				$ 84,125		$ 8,295
Bonus Rights [Member] | Maximum [Member]
Other Long-Term Liabilities [Line Items]
Grant price (in Dollars per share)	$ 40
Bonus Rights [Member] | Minimum [Member]
Other Long-Term Liabilities [Line Items]
Grant price (in Dollars per share)	$ 30
Unvested Bonus Rights [Member]
Other Long-Term Liabilities [Line Items]
Recognized a bonus right liability				$ 56,988